CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest
Balance, shares at Dec. 31, 2017		47,750,000	935,585,925
Balance, amount at Dec. 31, 2017	$ (779,977)	$ 4,775	$ 93,559	$ 59,951,381	$ (60,797,888)	$ (31,804)
Issuance of common shares for services, shares			600,000
Resolution of derivative liability due to debt conversion	516,160			516,160
Issuance of common shares for services, amount	38,520		$ 60	38,460
Warrants issued with convertible notes payable
Issuance of common shares for acquisition, Shares			6,979,167
Issuance of common shares for acquisition, Amount	216,354		$ 698	215,656
Issuance of common shares for principal and accrued interest on convertible notes, Shares			198,153,931
Issuance of common shares for principal and accrued interest on convertible notes, Amount	753,488		$ 19,815	733,673
Issuance of preferred shares for services, Shares		7,000,000
Issuance of preferred shares for services, Amount	2,495,000	$ 700		2,494,300
Conversion of preferred shares, Shares		(3,800,000)	95,000,000
Conversion of preferred shares, Amount	0	$ (380)	$ 9,500	(9,120)
Net loss	(8,105,909)				(8,048,550)	(57,359)
Balance, Amount at Dec. 31, 2018	(4,866,364)	$ 5,095	$ 123,632	63,940,510	(68,846,438)	(89,163)
Balance, shares at Dec. 31, 2018		50,950,000	1,236,319,023
Issuance of common shares for services previously accrued, shares			8,000,000
Issuance of common shares for services previously accrued, amount	800,000		$ 800	799,200
Issuance of common shares for principal and accrued interest on convertible notes, Shares			44,531,249
Issuance of common shares for principal and accrued interest on convertible notes, Amount	199,499		$ 4,453	195,046
Conversion of preferred shares, Shares		(1,750,000)	10,500,000
Conversion of preferred shares, Amount		$ (175)	$ 1,050	(875)
Net loss	(1,266,691)				(1,267,353)	662
Settlement of derivative liability due to debt conversion	682,481			682,481
Balance, Amount at Mar. 31, 2019	(4,451,075)	$ 4,920	$ 129,935	65,616,362	(70,113,791)	(88,501)
Balance, shares at Mar. 31, 2019		49,200,000	1,299,350,272
Balance, shares at Dec. 31, 2018		50,950,000	1,236,319,023
Balance, amount at Dec. 31, 2018	(4,866,364)	$ 5,095	$ 123,632	63,940,510	(68,846,438)	(89,163)
Issuance of common shares for services, shares			26,983,333
Issuance of common shares for services, amount	374,050		$ 2,698	371,352
Issuance of common shares for services previously accrued, shares			8,000,000
Issuance of common shares for services previously accrued, amount	800,000		$ 800	799,200
Issuance of common shares for acquisition, Shares			156,058,751
Issuance of common shares for acquisition, Amount	1,966,341		$ 15,606	1,950,735
Issuance of common shares for principal and accrued interest on convertible notes, Shares			135,418,713
Issuance of common shares for principal and accrued interest on convertible notes, Amount	569,500		$ 13,542	555,958
Issuance of preferred shares for services, Shares		10,000,000
Issuance of preferred shares for services, Amount	3,100,000	$ 1,000		3,099,000
Conversion of preferred shares, Shares		(6,750,000)	135,500,000
Conversion of preferred shares, Amount		$ (675)	$ 13,550	(12,875)
Net loss	(8,068,733)				(7,905,732)	(163,001)
Settlement of derivative liability due to debt conversion	1,506,513			1,506,513
Disposal of subsidiary	109,153					109,153
Balance, Amount at Dec. 31, 2019	(4,509,540)	$ 5,420	$ 169,828	72,210,393	(76,752,170)	(143,011)
Balance, shares at Dec. 31, 2019		54,200,000	1,698,279,820
Issuance of common shares for services, shares			15,000,000
Issuance of common shares for services, amount	118,000		$ 1,500	116,500
Issuance of common shares for acquisition, Amount	1,966,340
Issuance of common shares for principal and accrued interest on convertible notes, Shares			32,034,513
Issuance of common shares for principal and accrued interest on convertible notes, Amount	78,421		$ 3,203	75,218
Net loss	(1,962,792)				(1,920,431)	(42,361)
Settlement of derivative liability due to debt conversion	158,673			158,673
Balance, Amount at Mar. 31, 2020	$ (6,117,238)	$ 5,420	$ 174,531	$ 72,560,784	$ (78,672,601)	$ (185,372)
Balance, shares at Mar. 31, 2020		54,200,000	1,745,314,333